RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of related party balances

	As of
	June 30, 2026	December 31, 2025

Due to Porta Capital Limited (“Porta Capital”)	$1,050,202	$1,051,220
Due to Bru Haas (B) Sdn Bhd (“Bru Haas (B)”)	2,498,076	2,300,518
Due to Bru Haas Sdn Bhd (“Bru Haas”)	116,310	107,977
Due from Veo Edge Technology Limited	(642)	–
Due (from) to Clicque Technology Sdn Bhd (“Clicque”)	(8,924)	(9,074)
Due to directors	251,826	253,142
Due to former subsidiary - Leet Entertainment Group Limited (“Leet HK”)	414,814	414,814
	$4,321,662	$4,118,597

Schedule of related party transactions

	Six months ended June 30,
Nature of transactions with related parties	2026	2025

Research and development consulting fee to related parties:
- Porta Capital	$–	$18,146

Rent expense of Matchroom platform server to related parties:
- Porta Capital	$–	$57,461
- Bru Haas (B)	–	120,543
- Clicque	–	37
Total	$–	$178,041

Network Bandwidth expense to Bru Haas (B)	$–	$108,489

Director fee
- Ganesha	$–	$6,858